Condensed Consolidated Interim Statements of Changes In Equity (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Condensed Consolidated Interim Statements Of Changes In Equity Abstract
Cash dividend declared (in Dollars per share)	$ 0.25	$ 0.2	$ 0.2